Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Statement of Cash Flows [Abstract]
Net cash used in operating activities	$ 10,290	$ (36,447)
Investing activities
Changes in restricted cash	(14,416)	(21,037)
Additions to newbuildings and vessels	(122,662)	(203,035)
Investment in associated companies	(1,000)	(754)
Dividends received from associated company	256	256
Proceeds from sale of marketable securities	0	125
Proceeds from sale of vessels	0	48,122
Net cash used in investing activities	(137,822)	(176,323)
Financing activities
Proceeds from long-term debt	50,000	142,200
Repayment of long-term debt	(68,531)	(22,219)
Repayment of capital leases	(2,363)	(3,511)
Debt fees paid	0	(898)
Net proceeds from share issuance	58,183	205,354
Net cash provided by financing activities	37,289	320,926
Net change in cash and cash equivalents	(90,243)	108,156
Cash and cash equivalents at beginning of period	212,942	102,617
Cash and cash equivalents at end of period	$ 122,699	$ 210,773